Equinox MutualHedge Futures Strategy Fund

Class	A	MHFAX
Class	C	MHFCX
Class	I	MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated September 16, 2016 to the Prospectus of the Fund dated January 28, 2016 (“Prospectus”) and Summary Prospectus (“Summary Prospectus”) dated January 28, 2016, each as may be amended or supplemented from time to time.

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Effective August 16, 2016, the following information in the respective sections has been replaced:

Footnote 4 underneath the below fee table has been replaced in the section title “Fees and Expenses of the Fund” of the Fund’s Prospectus and Summary Prospectus:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold in less than 30 days)	1.00%	1.00%	1.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)(2)	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses (3)	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	2.05%	2.80%	1.80%
Fee Waiver and/or Reimbursement (4)	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	1.95%	2.70%	1.70%
(1)	“Other Expenses” include fees and expenses associated with the Fund’s investments in those Trading Companies (as defined below) in which it invested through its wholly owned subsidiary (the “Subsidiary”) during the fiscal year ended on September 30, 2015 and the expenses of which were consolidated with the Fund’s financial statements. It does not include non-consolidated Trading Company investments. 0.27% of the Other Expenses for Class A, C and I shares are comprised of management fees paid to CTAs (as defined below) by the Trading Companies in which the Fund invested, 0.00% of the Other Expenses for Class A, C and I shares are comprised of performance-based incentive fees (“Performance Fees”) paid to such CTAs by such Trading Companies and 0.06% of the other expenses for Class A, C and I are comprised of operating expenses attributable to the Trading Companies. Positive performance of a Trading Company will have the effect of increasing Other Expenses to the extent that the relevant CTA earns Performance Fees. The Fund’s direct or indirect investments in Trading Companies are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.

(2)	“Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to Managed Futures Programs, which is the primary manner in which the Fund intends to gain exposure to Managed Futures Programs. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Managed Futures Programs referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2015 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument based upon prevailing interest rates as of the date of this prospectus. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund’s investment in swaps is likely to increase. Based on the average notional amount of the Fund’s over-the-counter derivative positions during the fiscal year that ended on September 30, 2015, the Fund was subject to counterparty fees equal to approximately 0.75% (annualized) of Fund assets. During the fiscal year, the aggregate weighted average management fees and weighed average Performance Fees of the Managed Futures Programs (as defined below) in which the Subsidiary invested were approximately 0.87% of notional exposure and 20.15% of trading profits, respectively. The Fund’s average notional exposure to Managed Futures programs during the fiscal year was approximately 151% of Fund assets.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(4)	The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until January 31, 2018 so that the total annual operating expenses (including the advisory fee, any Rule 12b-1 fees and other expenses described in the Investment Advisory Agreement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 1.95% for Class A shares, 2.70% for Class C shares and 1.70% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser. ------------------

The following paragraph replaces the second paragraph in the section titled “Investment Adviser” of the Fund’s Prospectus:

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.45% of average daily net assets for the Fund. The Adviser has contractually agreed with the Fund to waive advisory fees and, if necessary, reimburse certain other expenses, to limit the Net Total Annual Fund Operating Expenses (including the advisory fee, any Rule 12b-1 fees and other expenses described in the Investment Advisory Agreement, (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) to 1.95% of average daily net assets for Class A Shares, 2.70% of average daily net assets for Class C Shares and 1.70% of average daily net assets for Class I Shares of the Fund through January 31, 2018. Fees deferred or reimbursed are subject to possible recoupment from the applicable class of Fund shares in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended September 30, 2015, the Adviser received an advisory fee equal to 1.35% of the Fund’s average daily net assets.

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You should read this Supplement in conjunction with the Prospectus, the Summary Prospectus and Statement of Additional Information Supplement, each dated January 28, 2016. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-501-4758.

Please retain this Supplement for future reference.

Equinox MutualHedge Futures Strategy Fund

Class	A	MHFAX
Class	C	MHFCX
Class	I	MHFIX

(a series of Northern Lights Fund Trust)

Supplement dated September 16, 2016
to the Statement of Additional Information (“SAI”) dated January 28, 2016

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Effective immediately, the following paragraph replaces the third paragraph in the section titled “The Adviser” on page 13 of the Fund’s SAI:

Advisory Fees Paid to the Adviser.    For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.45% of the average daily net assets of the Fund. During the fiscal year ended September 30, 2015, the Adviser earned $4,300,384, of which $302,556 was waived by the Adviser. During the fiscal year ended September 30, 2014, the Adviser earned $5,640,575, of which $811,540 was waived by the Adviser. During the fiscal year ended September 30, 2013, the Adviser earned $13,242,336, of which $908,115 was waived by the Adviser. The Adviser is contractually limiting total annual operating expenses on each of the classes of each Fund through January 31, 2018 (including the advisory fee, any Rule 12b-1 fees and other expenses described in the Advisory Agreement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) subject to possible recoupment from the Classes of the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such limitations are expressed as a percentage of the Fund Classes’ average daily net assets.

Fund	Share Class	Expense Limitation	Contractual Period
Equinox MutualHedge Futures Strategy Fund	Class A Shares	1.95%	January 31, 2018
	Class C Shares	2.70%	January 31, 2018
	Class I Shares	1.70%	January 31, 2018

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information Supplement dated January 28, 2016. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-501-4758.

Please retain this Supplement for future reference.